Income Taxes (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Dec. 29, 2010	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes (Textual)
Statutory tax rate		23.00%	24.00%	25.00%
Effect of tax rate change on deferred tax expense			$ 58
Beneficiary enterprise from productive activity, tax exemption period		10 years
Beneficiary enterprise from productive activity, maximum time from period of election for tax exemption		12 years
Carry-forward losses		$ 121,900
Description of income tax law for encouragement of capital investments	The Knesset approved an additional amendment to the Law for the Encouragement of Capital Investments, 1959. According to the amendment, a reduced uniform corporate tax rate for exporting industrial enterprises (over 25%) was established. The reduced tax rate will not be program dependent and will apply to the industrial enterprise’s entire income. The tax rates for industrial enterprises have been reduced. In August 2013, the Israeli Knesset approved an amendment to the Investment Law, pursuant to which the rates for development area A will be 9% and for the rest of the country- 16% in 2014 and thereafter. The Amendment also prescribes that any dividends distributed to individuals or foreign residents from a preferred enterprise’s earnings as above will be subject to taxes at a rate of 20% (subject to tax treaty benefits)			The Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments (“the Amendment”) was published. According to the Amendment, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 (and thereafter the tax rate applicable to preferred enterprises located in other areas remains at 16%).
Minimum [Member]
Income Taxes (Textual)
Beneficiary enterprise from productive activity, tax rate on dividend distributions from tax exempt income		10.00%
Maximum [Member]
Income Taxes (Textual)
Beneficiary enterprise from productive activity, tax rate on dividend distributions from tax exempt income		25.00%
RRI [Member]
Income Taxes (Textual)
Statutory tax rate		21.00%	21.00%	40.00%
Carry-forward losses		$ 140
Net operating carry-forward losses, terms		20 years
RRG [Member]
Income Taxes (Textual)
Statutory tax rate		30.00%	30.00%	30.00%
Israeli [Member]
Income Taxes (Textual)
Statutory tax rate		23.00%	24.00%	25.00%